Commitments and Contingencies (Tables) - AutoLotto, Inc. [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies (Tables) [Line Items]
Schedule of future minimum rent payments
Years ending December 31,	Amount
2021 (remaining 3 months)	33,448
2022	117,659
2023	82,435
2024	30,404
$263,945

Schedule of future minimum lease payments
Amount
Years ending December 31,
2021	32,533
2022	22,898
2023	3,450
$55,431